NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($) ft²	Dec. 31, 2015 USD ($)	Dec. 31, 2015	Dec. 31, 2015 ft²	Dec. 31, 2015 a	Dec. 31, 2014 USD ($)
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Number of Reporting Units	4	4
Number of Security Guards	71		80
Number of Clients	16		14
Number Of Wholly Owned Subsidiary	5	5
Retained Earnings (Accumulated Deficit) (in Dollars) | $	$ (33,399,175)	$ (16,427,378)				$ (7,641,101)
Cash Equivalents, at Carrying Value (in Dollars) | $		0				$ 0
Inventory Adjustments (in Dollars) | $		$ 75,048
Investment Options, Expiration Date	Sep. 30, 2018
Debt Instrument, Modification Considered Extinguishment Threshold, Present Value of Cash Flows, Percent Difference	10.00%
Building [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Property, Plant and Equipment, Useful Life		30 years
Minimum [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life		2 years
Minimum [Member] | Potential Acquisitions [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Area of Real Estate Property | ft²	5,000			5,000
Minimum [Member] | Leasehold Improvements [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Property, Plant and Equipment, Useful Life		5 years
Minimum [Member] | Furniture and Fixtures [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Maximum [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Capital (in Dollars) | $		$ 10
Maximum [Member] | Potential Acquisitions [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Area of Real Estate Property | ft²	50,000			50,000
Maximum [Member] | Furniture and Fixtures [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Property, Plant and Equipment, Useful Life		5 years
GC Supply [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Area of Real Estate Property | ft²	1,800			1,800
Pueblo West Property [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Area of Real Estate Property	5,000			5,000	3
Lease Expiration Date		Dec. 31, 2022
The Greenhouse [Member] | Office Building [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Area of Real Estate Property | ft²	10,000			10,000
The Greenhouse [Member] | Consumer Banking [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Area of Real Estate Property | ft²	5,000			5,000
The Greenhouse [Member] | Leasing Arrangement [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Area of Real Estate Property | ft²	16,056			16,056
Infinity Capital [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Right To Purchase, Cost (in Dollars) | $	$ 800,001	$ 600,001
Equity interest	50.00%		50.00%
Capital (in Dollars) | $	$ 800,000	$ 600,000
ACS Corp [Member]
NATURE OF OPERATIONS, HISTORY AND PRESENTATION (Details) [Line Items]
Number Of Wholly Owned Subsidiary		1